Property and equipment	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about property, plant and equipment [abstract]
Property and equipment	Property and equipment
a.Breakdown of property and equipment:

		12/31/2022			12/31/2021
	Annual depreciation rate	Historical Cost	Accumulated Depreciation	Carrying Amount	Historical Cost	Accumulated Depreciation	Carrying Amount
Buildings	4%	37,447	(25,149)	12,298	27,608	(14,721)	12,887
Furniture and equipment	10%	23,601	(2,069)	21,532	14,012	(5,064)	8,948
Data processing systems	20%	15,636	(12)	15,624	14,390	(73)	14,317
Construction in progress	—	1,794	—	1,794	—	—	—
Right of use asset - buildings	4%	144,387	(7,616)	136,771	131,064	(3,741)	127,323
Total		222,865	(34,846)	188,019	187,074	(23,599)	163,475
b.Changes in property and equipment:

	Balance at 12/31/2021	Addition	Business combination	Transfer	Write-offs	Balance at 12/31/2022
Buildings	27,608	8,628	—	1,279	(68)	37,447
Furniture and equipment	14,012	3,552	6,464	(409)	(18)	23,601
Data processing systems	14,390	1,253	—	—	(7)	15,636
Construction in progress	—	2,254	—	(460)	—	1,794
Right of use asset - buildings	131,064	13,323	—	—	—	144,387
Total property and equipment - historical cost	187,074	29,010	6,464	410	(93)	222,865

Property and equipment - accumulated depreciation
Buildings	(14,721)	(5,478)	—	(5,005)	55	(25,149)
Furniture and equipment	(5,064)	(373)	(1,183)	4,529	22	(2,069)
Data processing systems	(73)	(6)	—	66	1	(12)
Right of use asset - buildings	(3,741)	(3,875)	—	—	—	(7,616)
Total property and equipment - accumulated depreciation	(23,599)	(9,732)	(1,183)	(410)	78	(34,846)

Total property and equipment - residual value	163,475	19,278	5,281	—	(15)	188,019

	Balance at 12/31/2020	Addition	Business combination	Transfer	Write-offs	Balance at 12/31/2021
Buildings	21,969	5,783	61	(205)	—	27,608
Furniture and equipment	10,219	2,926	1,566	(99)	(600)	14,012
Data processing systems	12,348	1,740	—	304	(2)	14,390
Right of use asset - buildings	109,264	21,800	—	—	—	131,064
Total property and equipment - historical cost	153,800	32,249	1,627	—	(602)	187,074

Property and equipment - accumulated depreciation
Buildings	(14,502)	(175)	(44)	—	—	(14,721)
Furniture and equipment	(74)	(4,681)	(309)	—	—	(5,064)
Data processing systems	(60)	(13)	—	—	—	(73)
Right of use asset - buildings	(1,318)	(2,423)	—	—	—	(3,741)
Total property and equipment - accumulated depreciation	(15,954)	(7,292)	(353)	—	—	(23,599)

Total property and equipment - residual value	137,846	24,957	1,274	—	(602)	163,475